Share-based Payments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2020 USD ($) shares yr $ / shares	Mar. 31, 2019 USD ($) shares $ / shares	Mar. 31, 2018 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares available for future grants | shares	2,526,482
Number of shares issued upon exercise of share options and RSUs | shares	780,420	719,140	1,521,521
Total cash received from option exercised			$ 1,347,000
Share-based compensation expense	$ 37,520,000	$ 30,305,000	30,565,000
2006 Incentive award plan [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Aggregate intrinsic value of options exercised	$ 0	$ 0	$ 180,000
Total grant date fair value of options vested | shares	0	0	0
Total cash received from option exercised	$ 0	$ 0	$ 1,347,000
Number of options granted | shares	0	0	0
Weighted average share price of options exercised | $ / shares	$ 0	$ 0	$ 30.44
Exercise price per options outstanding | $ / shares	$ 0	$ 0
Weighted average remaining contractual term	0 years	0 years
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	three years
Unrecognized compensation cost related to unvested other equity instruments	$ 8,687,000
Weighted average grant date fair value	52.14	$ 47.54	$ 30.35
Aggregate intrinsic value of share units exercised	20,333,000	15,077,000	17,737,000
Total grant date fair value of units vested	$ 10,154,000	$ 9,535,000	$ 8,696,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 59.65	$ 50.75	$ 35.01
Number of other equity instruments issued in share-based payment arrangement	342,097	199,303
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.3
Share-based options [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Share-based options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Restricted share units (RSUs) [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years
RSUs dependent on non-market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 8,377,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.6
Weighted average grant date fair value	$ 56.23	$ 47.89	$ 30.85
Aggregate intrinsic value of share units exercised	26,522,000	21,324,000	34,339,000
Total grant date fair value of units vested	$ 16,213,000	$ 15,964,000	$ 16,931,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 61.03	$ 50.52	$ 35.73
Number of other equity instruments issued in share-based payment arrangement	387,491	383,229
RSUs dependent on market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 3,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	0.3
Weighted average grant date fair value	$ 0	$ 0	$ 0
Additional cost as a result of modification in respect of modified share awards	1,185,000
Incremental cost recognized in the current year in respect of such modified RSUs	$ 77,000	$ 540,000
Number of other equity instruments issued in share-based payment arrangement	0	0
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 5,478,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.9
Weighted average grant date fair value	$ 63,100	$ 57,200	$ 36,520
Number of other equity instruments issued in share-based payment arrangement	179,878	166,760
Share-based compensation expense	$ 4,698,000	$ 2,886,000
RSUs BBBEE Program In South Africa [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years	Three year	four years
Number of other equity instruments issued in share-based payment arrangement	3,365	14,250	32,050
Share-based compensation expense	$ 777,000	$ 760,000
Unamortized Share based compensation	$ 3,483,000